Summary Of Certain Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Interest and dividend income	$ 137,397	$ 130,161	$ 121,875	$ 122,937	$ 121,216	$ 120,667	$ 120,548	$ 118,677	$ 113,680	$ 399,025	$ 366,029	$ 496,189	$ 473,572	$ 428,703
Interest expense	26,973	28,644	29,938	31,377	33,485	35,909	36,374	36,262	35,943	81,851	94,801	123,444	144,488	159,293
Net interest income	110,424	101,517	91,937	91,560	87,731	84,758	84,174	82,415	77,737	317,174	271,228	372,745	329,084	269,410
Provision for loan losses	13,750	17,000	16,000	19,000	13,000	20,000	20,000	18,500	17,000	41,250	48,000	65,000	75,500	66,500
Net interest income after provision for loan losses	96,674	84,517	75,937	72,560	74,731	64,758	64,174	63,915	60,737	275,924	223,228	307,745	253,584	202,910
Non-interest income	9,491	10,472	12,705	10,580	10,355	8,417	6,737	5,548	6,502	29,118	33,640	44,112	29,169	26,525
Non-interest expenses	60,831	59,459	48,217	44,876	54,455	39,542	38,546	39,236	38,297	173,852	147,548	207,007	157,586	130,813
Income before income tax expense	45,334	35,530	40,425	38,264	30,631	33,633	32,365	30,227	28,942	131,190	109,320	144,850	125,167	98,622
Income tax expense (benefit)	16,053	14,159	15,936	14,292	11,696	12,551	12,398	10,604	10,728	46,666	41,924	56,083	46,281	36,603
Net income	$ 29,281	$ 21,371	$ 24,489	$ 23,972	$ 18,935	$ 21,082	$ 19,967	$ 19,623	$ 18,214	$ 84,524	$ 67,396	$ 88,767	$ 78,886	$ 62,019
Basic and diluted earnings per common share		$ 0.20	$ 0.23	$ 0.22	$ 0.18	$ 0.20	$ 0.19	$ 0.18	$ 0.17